Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Restricted Net Assets
Minimum percentage of profit allocated to general reserve fund	10.00%	10.00%
Maximum threshold percentage of general reserve fund to registered capital	50.00%	50.00%
Restricted assets net	¥ 190,961	$ 27,687